Earnings (loss) per share (Details) shares in Millions	6 Months Ended
Jun. 30, 2022 shares
Earnings (loss) per share
Earnout shares subject to forfeiture if achievement of stock prices arent met	15
Class of warrant or right, number of securities called by warrants or rights	39
GBTG MIP Options
Earnings (loss) per share
Class of warrant or right, number of securities called by warrants or rights	25